Prepaid expenses	12 Months Ended
Sep. 30, 2025
Prepaid Expenses
Prepaid expenses

7.	Prepaid expenses

	September 30, 2025	September 30, 2024
Prepaid expenses	187	612
Prepaid insurance	5	54
Prepaid purchases	5,825	6,981
Deposits for Jamestown equipment	6,608	—
	12,625	7,647

Prepaid purchases are comprised of vendor deposits on inventory orders for the future acquisition of inventories.